Private Placement (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	May 17, 2023	Feb. 28, 2021
Private Placement (Details) [Line Items]
Private placement units	1,153,000			1,153,000
Shares issued price per share	$ 10		$ 10.15	$ 10	$ 10	$ 0.002
Proceeds received from private placement		$ 11,530,000		$ 11,530,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Shares issued price per share				$ 10
Proceeds received from private placement	$ 11,500,000			$ 11,500,000